Loans and financing - Narrative (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) R$ / shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Apr. 25, 2025 BRL (R$)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$) R$ / shares	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%							7.50%
Issue amount						R$ 1,661,441	$ 525,000,000
Borrowings								R$ 14,981,417			R$ 9,698,912		R$ 7,232,699
Debt Restructuring Cost		R$ 0		R$ 199,635	R$ 0
Borrowings, proceeds		4,072,859		R$ 4,609,363
US Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 13,543,411,000		$ 8,713,825,000									$ 5,924,291,000
Borrowings, proceeds | $	$ 2,547,403,000		$ 3,722,604,000
Azul Finance [Member] | May-26 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.60%							4.60%
Azul Investments [Member] | Jun-27 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.60%							2.60%
Azul Linhas Aereas Brasileiras S.A. [Member] | Jul-24 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%							1.50%
Azul Linhas Aereas Brasileiras S.A. [Member] | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.60%							1.60%
Senior notes – 2026 | US Dollars | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.30%		7.30%					7.30%			7.30%
Borrowings | $	$ 196,241,000		$ 152,572,000									$ 3,095,665,000
Borrowings, proceeds | $	$ 0		0
Debentures | Nov-24 [Member]
Disclosure of detailed information about borrowings [line items]
Renegotiation of Obligation Expenses		250,000
Debentures | Mar-27 [Member]
Disclosure of detailed information about borrowings [line items]
Funding costs of issue amount								R$ 4,446
Borrowings, interest rate	6.00%							6.00%
Borrowing Unit Value | R$ / shares	1							1
Issue amount								R$ 250,000
Debentures | Azul Linhas Aereas Brasileiras S.A. [Member] | Mar-25 [Member]
Disclosure of detailed information about borrowings [line items]
Renegotiation of Obligation Expenses		700,000
Costs of Renegotiation on Obligation Expenses		2,597
Debentures | Azul Linhas Aereas Brasileiras S.A. [Member] | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount								600,000
Funding costs of issue amount								R$ 3,630
Borrowings, interest rate	6.30%							6.30%
Borrowing Unit Value | R$ / shares	1							1
Issue amount								R$ 303,333
Senior notes 2028 | Azul Secured [Member]
Disclosure of detailed information about borrowings [line items]
Issue amount									$ 148,700,000	R$ 740,585
Funding costs of issue amount										R$ 13,289
Borrowings, interest rate									11.90%	11.90%
Renegotiation of Obligation Expenses	$ 29,392,000	177,923
Senior notes – 2029 | Azul Secured [Member]
Disclosure of detailed information about borrowings [line items]
Renegotiation of Obligation Expenses	6,851,000	41,476
Senior notes 2030 [Member] | Azul Secured [Member]
Disclosure of detailed information about borrowings [line items]
Renegotiation of Obligation Expenses	$ 15,448,000	93,517
Working capital loans | Jun-24 [Member]
Disclosure of detailed information about borrowings [line items]
Renegotiation of Obligation Expenses		450,000
Costs of Renegotiation on Obligation Expenses		2,354
Working capital loans | Azul Linhas Aereas Brasileiras S.A. [Member] | Jul-24 [Member]
Disclosure of detailed information about borrowings [line items]
Funding costs of issue amount								1,802
Borrowings, proceeds		450,000
Working capital loans | Azul Linhas Aereas Brasileiras S.A. [Member] | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Funding costs of issue amount								R$ 19,048
Borrowings, proceeds		556,000
Aircraft and Engine Loan One | US Dollars | May-26 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.60%							4.60%
Borrowings | $	$ 729,110,000		$ 79,086,000
Borrowings, proceeds | $	545,797,000
Aircraft and Engine Loan One | Azul Finance [Member] | May-26 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, proceeds	100,664,000	545,797
Aircraft and Engine Loan One | Azul Investments [Member] | Jun-27 [Member]
Disclosure of detailed information about borrowings [line items]
Funding costs of issue amount										R$ 4,165
Borrowings, proceeds	19,462,000	109,057
Bridge notes 2025 [Member] | Azul Secured 2 [Member] | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Funding costs of issue amount	9,268,000							R$ 53,570
Borrowings, proceeds	$ 157,500,000	R$ 910,072
Bridge notes 2025 [Member] | Bottom of range | Azul Secured 2 [Member] | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.30%							8.30%
Bridge notes 2025 [Member] | Top of range | Azul Secured 2 [Member] | Jan-25 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.70%							10.70%